Income Tax - Schedule of Movements of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at beginning	$ 7,916	$ 5,874
Balance at ending	199,508	7,916
Allowance made during the year	195,252	7,916
Foreign exchange difference	$ (3,660)
Decrease due to dissolution		$ (5,874)